Asset Retirement Obligations	12 Months Ended
Dec. 31, 2012
Asset Retirement Obligations [Abstract]
Asset Retirement Obligations

9. ASSET RETIREMENT OBLIGATIONS

     We have legal obligations associated with right-of-way contracts we hold and at our facilities whether owned or leased. Where we can reasonably estimate the asset retirement obligation, we accrue a liability based on an estimate of the timing and amount of settlement. We record changes in these estimates based on changes in the expected amount and timing of payments to settle our obligations.

     The following table presents the changes in the net asset retirement obligations for the years ended December 31, 2012 and 2011 (In thousands):

	December 31,
	2012	2011
Net asset retirement obligation at January 1	$11,545	$9,877
Liabilities incurred	425	140
Acquisitions	1,358	1,744
Accretion expense	696	508
Changes in estimate	—	(724)
Net asset retirement obligation at December 31	$14,024	$11,545

     We did not have any material assets that were legally restricted for use in settling asset retirement obligations as of December 31, 2012 and 2011.